Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Non Current Assets [Line Items]
Sales/indirect taxes recoverable	$ 62	$ 105
Exploration tax credits and mining duties	44	35
Deposits on mining interest expenditures	7	9
Non-current derivative assets not designated cash flow hedges	1	7
Other	16	10
Total	189	$ 166
Cerro Casale Project [member]
Disclosure Of Other Non Current Assets [Line Items]
Water rights (note 7(a))	$ 59